HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communication Services - 12.1%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	7,700	$441,826

Entertainment - 2.3%
Walt Disney Company (The)	4,500	527,850

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class C (a)	535	764,472
Facebook, Inc. - Class A (a)	2,800	630,252
		1,394,724
Media - 1.7%
Comcast Corporation - Class A	10,000	396,000

Consumer Discretionary - 16.6%
Hotels, Restaurants & Leisure - 4.3%
Chipotle Mexican Grill, Inc. (a)	550	552,151
Royal Caribbean Cruises Ltd.	1,835	95,181
Starbucks Corporation	4,150	323,658
		970,990
Household Durables - 0.3%
Lennar Corporation - Class A	1,000	60,460

Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	450	1,099,067

Multi-Line Retail - 2.4%
Dollar General Corporation	2,800	536,228

Specialty Retail - 3.3%
AutoZone, Inc. (a)	345	396,012
CarMax, Inc. (a)	1,500	132,075
Home Depot, Inc. (The)	950	236,056
		764,143

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Consumer Discretionary - 16.6% (Continued)
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. - Class B	3,500	$345,030

Consumer Staples - 3.6%
Beverages - 1.5%
PepsiCo, Inc.	2,600	342,030

Food Products - 1.0%
Mondelēz International, Inc. - Class A	4,400	229,328

Personal Products - 1.1%
Estée Lauder Companies, Inc. (The) - Class A	1,300	256,711

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corporation	12,000	238,080
Enbridge, Inc.	3,306	107,280
Exxon Mobil Corporation	1,050	47,743
		393,103
Financials - 10.7%
Banks - 6.5%
Bank of America Corporation	31,865	768,584
JPMorgan Chase & Company	7,450	724,959
		1,493,543
Capital Markets - 1.6%
Morgan Stanley	8,000	353,600

Insurance - 2.6%
Marsh & McLennan Companies, Inc.	5,500	582,560

Health Care - 14.6%
Health Care Equipment & Supplies - 4.4%
Danaher Corporation	4,150	691,432

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Health Care - 14.6% (Continued)
Health Care Equipment & Supplies - 4.4% (Continued)
Medtronic plc	3,200	$315,456
		1,006,888
Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	1,500	457,275

Life Sciences Tools & Services - 6.1%
Illumina, Inc. (a)	1,750	635,338
PerkinElmer, Inc.	3,350	336,574
Thermo Fisher Scientific, Inc.	1,200	419,028
		1,390,940
Pharmaceuticals - 2.1%
Eli Lilly & Company	2,300	351,785
Pfizer, Inc.	3,000	114,570
		466,355
Industrials - 3.7%
Air Freight & Logistics - 1.0%
FedEx Corporation	1,800	235,008

Machinery - 1.4%
Lincoln Electric Holdings, Inc.	2,350	193,099
Oshkosh Corporation	1,650	118,503
		311,602
Road & Rail - 1.3%
CSX Corporation	4,300	307,794

Information Technology - 27.6%
IT Services - 2.7%
Visa, Inc. - Class A	3,200	624,768

Semiconductors & Semiconductor Equipment - 7.1%
NVIDIA Corporation	3,260	1,157,365
Xilinx, Inc.	5,000	459,750
		1,617,115
Software - 13.3%
Adobe, Inc. (a)	2,400	927,840

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 27.6% (Continued)
Software - 13.3% (Continued)
Microsoft Corporation	6,750	$1,236,938
salesforce.com, Inc. (a)	5,000	873,950
		3,038,728
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	3,200	1,017,408

Materials - 1.6%
Chemicals - 1.6%
Sherwin-Williams Company (The)	595	353,341

Real Estate - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
American Tower Corporation	1,600	413,072
Prologis, Inc.	7,500	686,250
		1,099,322
Utilities - 2.0%
Electric Utilities - 1.4%
Duke Energy Corporation	3,700	316,831

Independent Power and Renewable Electricity Producers - 0.6%
AES Corporation	11,400	142,386

Total Common Stocks - 99.0% (Cost $16,280,929)		$22,572,954

Other Assets in Excess of Liabilities - 1.0%		239,157

Net Assets - 100.0%		$22,812,111

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

May 31, 2020 (Unaudited)

1.	Securities Valuation

HVIA Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,572,954	$-	$-	$22,572,954

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of and during the period ended May 31, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2020:

Tax cost of portfolio investments	$16,280,929

Gross unrealized appreciation	$6,747,949
Gross unrealized depreciation	(455,924)

Net unrealized appreciation	$6,292,025

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of May 31, 2020, the Fund had 27.6% of the value of its net assets invested in common stocks within the Information Technology sector.